DERIVATIVE WARRANT LIABILITY - Disclosure of detailed information about derivative warrant liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Warrant Liability [Abstract]
Balance, Beginning	$ 3,665	$ 267,111
Fair value adjustment	(3,665)	(263,446)
Balance, Ending	$ 0	$ 3,665